PREPAYMENTS AND OTHER CURRENT ASSETS - Schedule of Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Due from suppliers	¥ 66,893	$ 9,422	¥ 31,660
Loan receivables	312,036	43,949	294,130
Advances to employees	2,213	312	2,601
Dividend receivable			1,643
Deductible value-added tax	43,355	6,106	44,268
Tax refund	241	34	234
Due from hospital	1,087	153	1,138
Deferred expenses	317	45	200
Others	46,407	6,536	26,767
Prepayments and other current assets, gross	472,549	66,557	402,641
Allowance for credit losses	(59,603)	(8,395)	(17,290)
Prepayments and other current assets	¥ 412,946	$ 58,162	¥ 385,351